June 17, 2005

BY ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 5th Street, NW

Washington, DC 20549-1004

RE:	TRX, Inc. – Amendment No. 1 to Form S-1 Registration Statement

(No. 333-124741)

Ladies and Gentlemen:

On behalf of TRX, Inc., a Georgia corporation (the “Company”), we attach hereto for filing electronically under the Securities Act of 1933, Amendment No. 1 to the Registration Statement on Form S-1, together with each of the exhibits listed in the Index of Exhibits as being furnished at this time. As discussed with David Roberts of the Staff on June 16, 2005, certain of the supporting documentation in Attachments 4 and 7 to the Company’s Response Letter dated as of June 16, 2005 were jpeg files from third parties that have been supplied with the hard copy of the Response Letter and have been removed from the EDGAR correspondence filing of the Response Letter.

Please call the undersigned at (404) 527-8385 with any questions concerning the attached materials.

Very truly yours,

/s/ Andrew J. Surdykowski
Andrew J. Surdykowski

cc:	Norwood H. Davis, III

Jeffrey K. Haidet, Esq.

Jinho Joo, Esq.

Jeffrey M. Stein, Esq.